Pensions and Other Post-employment Benefit Obligations	6 Months Ended
Jun. 30, 2019
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Pensions and Other Post-employment Benefit Obligations

NOTE 21 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS

21.1 Actuarial assumptions

Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2019.

	At June 30,	At December 31,
	2019	2018
Switzerland	0.30%	0.80%
U.S.
Hourly pension	3.60% - 3.70%	4.40% - 4.45%
Salaried pension	3.70%	4.45%
OPEB	3.65% - 3.85%	4.40% - 4.55%
Other benefits	3.40% - 3.65%	4.25% - 4.40%
France
Retirements	0.85%	1.65%
Other benefits	0.65%	1.35%
Germany	0.90%	1.70%

21.2 Amounts recognized in the Unaudited Interim Consolidated Statement of Financial Position

	At June 30, 2019			At December 31, 2018
	Pension	Other		Pension	Other
(in millions of Euros)	Benefits	Benefits	Total	Benefits	Benefits	Total
Present value of funded obligation	745	—	745	674	—	674
Fair value of plan assets	(419)	—	(419)	(380)	—	(380)

Deficit of funded plans	326	—	326	294	—	294
Present value of unfunded obligation	131	215	346	115	201	316

Net liability arising from defined benefit obligation	457	215	672	409	201	610

21.3 Amounts recognized in the Unaudited Interim Consolidated Income Statement

	Three months ended June 30, 2019			Three months ended June 30, 2018
	Pension	Other		Pension	Other
(in millions of Euros)	Benefits	Benefits	Total	Benefits	Benefits	Total
Service cost
Current service cost	(5)	(1)	(6)	(3)	(2)	(5)
Net interest	(2)	(2)	(4)	(2)	(2)	(4)
Immediate recognition of gains / (losses) arising over the period	—	(2)	(2)	—	—	—
Administrative expenses	—	—	—	(1)	—	(1)

Total	(7)	(5)	(12)	(6)	(4)	(10)

	Six months ended June 30, 2019			Six months ended June 30, 2018
	Pension	Other		Pension	Other
(in millions of Euros)	Benefits	Benefits	Total	Benefits	Benefits	Total
Service cost
Current service cost	(9)	(3)	(12)	(8)	(3)	(11)
Net interest	(4)	(4)	(8)	(4)	(4)	(8)
Immediate recognition of gains / (losses) arising over the period	—	(2)	(2)	—	—	—
Administrative expenses	(1)	—	(1)	(1)	—	(1)

Total	(14)	(9)	(23)	(13)	(7)	(20)

21.4 Movement in net defined benefit obligations

	At June 30, 2019
	Defined benefit obligations
	Pension	Other		Plan	Net defined
(in millions of Euros)	benefits	benefits	Total	Assets	benefit liability
At January 1, 2019	789	201	990	(380)	610

Included in the Consolidated Income Statement
Current service cost	9	3	12	—	12
Interest cost / (income)	9	4	13	(5)	8
Immediate recognition of gains / (losses) arising over the period	—	2	2	—	2
Administration expenses	—	—	—	1	1

Included in the Statement of Comprehensive Income / (Loss)
Remeasurement due to:
- actual return less interest on plan assets	—	—	—	(32)	(32)
- changes in financial assumptions	77	16	93	—	93
- changes in demographic assumptions	—	—	—	—	—
- experience losses	—	(1)	(1)	—	(1)
Effects of changes in foreign exchange rates	6	1	7	(4)	3

Included in the Consolidated Statement of Cash Flows
Benefits paid	(16)	(11)	(27)	15	(12)
Contributions by the Group	—	—	—	(12)	(12)
Contributions by the plan participants	2	—	2	(2)	—

At June 30, 2019	876	215	1,091	(419)	672

21.5 OPEB amendments

In the third quarter of 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company sponsored program to a third-party health network that provides similar benefits at a lower cost.

The United Steelworkers Local Union 5668 is contesting the changes to the Plan and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC in a federal district court in West Virginia (the “Court”) seeking to enjoin the Plan changes and to compel arbitration. The Court issued an order in December 2018 enjoining the Company from implementing the changes to the Plan pending resolution in arbitration.

The Group believes it has a strong legal position and that it is probable that it will ultimately prevail and be able to implement the Plan changes.

21.6 Net defined benefit obligations by country

	At June 30, 2019			At December 31, 2018
	Defined benefit	Plan	Net defined	Defined benefit	Plan	Net defined
(in millions of Euros)	obligations	assets	benefit liability	obligations	assets	benefit liability
France	169	(3)	166	151	(3)	148
Germany	148	(1)	147	136	(1)	135
Switzerland	280	(194)	86	251	(178)	73
United States	493	(221)	272	451	(198)	253
Other countries	1	—	1	1	—	1

Total	1,091	(419)	672	990	(380)	610